Fair Value Measurements and Financial Instruments	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Financial Instruments Disclosure [Text Block]
Fair Value Measurements and Financial Instruments
a) Fair Value Measurements
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the Partnership’s cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Interest rate swap agreements, foreign currency contracts and cross currency swap agreements – The fair value of these derivative instruments of the Partnership is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows. The Partnership transacts all of these derivative instruments through investment-grade rated financial institutions at the time of the transaction. The Partnership's interest rate swap agreements do not require the Partnership to provide cash collateral to these institutions; however, cash collateral may be required by certain institutions on some of the Partnership's cross currency swap agreements and as at December 31, 2019, the Partnership had pledged $14.3 million cash as collateral (December 31, 2018 – $6.8 million), which has been recorded as restricted cash – current and long-term on the Partnership's consolidated balance sheets. Given the current volatility in the credit markets, it is reasonably possible that the amount recorded as a derivative asset or liability could vary by a material amount in the near term. Minor changes to the forward interest curves and forward foreign exchange rates used as inputs to the valuations may have a significant effect on the fair value of these derivative instruments.

Other derivative – The Partnership’s other derivative agreement was between Teekay Corporation and the Partnership and related to hire payments under the time-charter contract for the Suezmax tanker Toledo Spirit (see Note 12c). The time-charter contract and the related agreement with Teekay Corporation ended in January 2019. The fair value of this derivative agreement was the estimated amount that the Partnership would receive or pay to terminate the agreement at the reporting date, based on the present value of the Partnership’s projection of future spot market tanker rates, which have been derived from current spot market tanker rates and long-term historical average rates. As projections of future spot rates were specific to the Partnership, these were considered Level 3 inputs for the purposes of estimating the fair value.

Long-term debt – The fair values of the Partnership’s fixed-rate and variable-rate long-term debt are either based on quoted market prices or estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

Long-term obligations related to finance leases – The fair values of the Partnership's long-term obligations related to finance leases are estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities.

The Partnership categorizes the fair value estimates by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Observable inputs such as quoted prices in active markets;

Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2019		December 31, 2018
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 15a)	Level 1	253,291	253,291	222,864	222,864
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	2,210	2,210	3,341	3,341
Interest rate swap agreements – liabilities	Level 2	(50,447)	(50,447)	(40,958)	(40,958)
Foreign currency contracts	Level 2	(202)	(202)	—	—
Cross currency swap agreements – liabilities	Level 2	(42,104)	(42,104)	(29,122)	(29,122)
Other derivative	Level 3	—	—	1,061	1,061
Other:
Advances to equity-accounted joint ventures, current and long-term (note 7)	(i)	126,546	(i)	131,386	(i)
Long-term debt – public (note 10)	Level 1	(345,824)	(358,005)	(350,813)	(361,095)
Long-term debt – non-public (note 10)	Level 2	(1,485,572)	(1,474,208)	(1,618,963)	(1,604,106)
Obligations related to finance leases (note 5a)	Level 2	(1,410,904)	(1,434,910)	(1,298,556)	(1,274,693)

(i)
The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

The time-charter contract for the Toledo Spirit Suezmax tanker ended in January 2019, upon which the charterer, who was also the owner, sold the vessel, which resulted in the related agreement with Teekay Corporation described below ending concurrently. The time-charter contract for the vessel had increased or decreased the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. In order to reduce the variability of its revenue under the Toledo Spirit time-charter, the Partnership entered into an agreement with Teekay Corporation under which Teekay Corporation paid the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership paid Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate.

Changes in fair value during the years ended December 31, 2019 and 2018 for the Partnership’s other derivative asset, the Toledo Spirit time-charter derivative, which were measured at fair value on a recurring basis using significant unobservable inputs (Level 3), were as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Fair value at beginning of year	1,061	1,648
Realized and unrealized (losses) gains included in earnings	(40)	550
Settlements	(1,021)	(1,137)
Fair value at end of year	—	1,061

b) Financing Receivables
The following table contains a summary of the carrying value of the Partnership’s loan receivables and other financing receivables by type of borrower, the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis and the grade as at December 31, 2019.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2019 $	December 31, 2018 $
Direct financing and sales-type leases (note 6)	Payment activity	Performing	818,809	575,163
Other receivables:
Long-term receivable and accrued revenue included in other assets	Payment activity	Performing	8,092	5,694
Advances to equity-accounted joint ventures (note 7)	Other internal metrics	Performing	126,546	131,386
			953,447	712,243

Fair Value Measurements and Financial Instruments
The following table contains a summary of the carrying value of the Partnership’s loan receivables and other financing receivables by type of borrower, the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis and the grade as at December 31, 2019.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2019 $	December 31, 2018 $
Direct financing and sales-type leases (note 6)	Payment activity	Performing	818,809	575,163
Other receivables:
Long-term receivable and accrued revenue included in other assets	Payment activity	Performing	8,092	5,694
Advances to equity-accounted joint ventures (note 7)	Other internal metrics	Performing	126,546	131,386
			953,447	712,243